Description of Business (Details)	12 Months Ended
Dec. 31, 2018 Employee Country Location
Product Information [Line Items]
Number of employees | Employee	13,670
Number of locations in which company operates | Location	89
Number of countries in which company operates | Country	37
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue	34.50%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue	55.70%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue	9.80%